UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW INTERNATIONAL OPPORTUNITIES BOND FUND

FORM N-Q

MARCH 31, 2017

LEGG MASON BW INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 60.8%
Australia - 8.7%
New South Wales Treasury Corp., Senior Notes	5.000%	8/20/24	2,350,000	AUD	$2,073,575
Queensland Treasury Corp., Senior Bonds	4.750%	7/21/25	2,125,000	AUD	1,837,147	(a)
Queensland Treasury Corp., Senior Bonds	3.250%	7/21/26	2,280,000	AUD	1,762,835	(a)
Queensland Treasury Corp., Senior Notes	6.000%	7/21/22	1,225,000	AUD	1,095,948	(a)

Total Australia					6,769,505

Brazil - 5.9%
Federative Republic of Brazil, Notes	10.000%	1/1/25	8,850,000	BRL	2,828,900
Federative Republic of Brazil, Notes	10.000%	1/1/27	5,555,000	BRL	1,771,396

Total Brazil					4,600,296

Colombia - 0.4%
Republic of Colombia, Senior Bonds	5.000%	6/15/45	346,000		348,768

Indonesia - 4.7%
Republic of Indonesia, Senior Bonds	8.375%	3/15/24	8,700,000,000	IDR	696,571
Republic of Indonesia, Senior Bonds	9.000%	3/15/29	13,300,000,000	IDR	1,109,067
Republic of Indonesia, Senior Bonds	8.750%	2/15/44	23,700,000,000	IDR	1,897,079

Total Indonesia					3,702,717

Malaysia - 5.3%
Federation of Malaysia, Senior Bonds	3.659%	10/15/20	3,670,000	MYR	827,340
Federation of Malaysia, Senior Bonds	4.048%	9/30/21	6,010,000	MYR	1,370,370
Federation of Malaysia, Senior Bonds	3.480%	3/15/23	8,620,000	MYR	1,895,755

Total Malaysia					4,093,465

Mexico - 13.4%
United Mexican States, Senior Bonds	8.500%	5/31/29	44,000,000	MXN	2,598,344
United Mexican States, Senior Bonds	7.750%	11/23/34	17,800,000	MXN	984,986
United Mexican States, Senior Bonds	8.500%	11/18/38	47,700,000	MXN	2,838,560
United Mexican States, Senior Bonds	7.750%	11/13/42	73,300,000	MXN	4,054,154

Total Mexico					10,476,044

Poland - 4.2%
Republic of Poland, Bonds	4.000%	10/25/23	7,895,000	PLN	2,101,212
Republic of Poland, Bonds	3.250%	7/25/25	4,525,000	PLN	1,138,924

Total Poland					3,240,136

Portugal - 3.1%
Portugal Obrigacoes do Tesouro OT, Senior Bonds	4.100%	4/15/37	2,380,000	EUR	2,420,494	(a)

South Africa - 5.0%
Republic of South Africa, Bonds	6.750%	3/31/21	7,665,000	ZAR	549,803
Republic of South Africa, Bonds	6.500%	2/28/41	30,745,000	ZAR	1,620,178
Republic of South Africa, Bonds	8.750%	2/28/48	25,445,000	ZAR	1,717,828

Total South Africa					3,887,809

Spain - 1.4%
Kingdom of Spain, Senior Bonds	5.150%	10/31/44	735,000	EUR	1,130,277	(a)

United Kingdom - 8.7%
United Kingdom Gilt, Bonds	1.250%	7/22/18	2,795,000	GBP	3,553,790	(a)
United Kingdom Gilt, Bonds	3.250%	1/22/44	1,940,000	GBP	3,194,913	(a)

Total United Kingdom					6,748,703

TOTAL SOVEREIGN BONDS (Cost - $51,394,583)					47,418,214

See Notes to Schedule of Investments.

LEGG MASON BW INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 32.9%
ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
BP Capital Markets PLC, Senior Bonds	3.506%	3/17/25	645,000	$649,660
Shell International Finance BV, Senior Notes	4.550%	8/12/43	390,000	405,835

Total Energy				1,055,495

FINANCIALS - 31.5%
Banks - 14.4%
Corporacion Andina de Fomento, Senior Bonds	2.000%	5/10/19	3,465,000	3,460,659
Nederlandse Waterschapsbank NV, Senior Notes	1.266%	2/14/18	3,745,000	3,751,973	(b)(c)
Shinhan Bank, Senior Notes	1.659%	4/8/17	2,195,000	2,195,064	(b)(c)
Toronto-Dominion Bank, Senior Notes	1.589%	4/30/18	1,815,000	1,822,578	(b)

Total Banks				11,230,274

Consumer Finance - 4.5%
International Finance Corp., Senior Notes	1.750%	9/16/19	3,500,000	3,516,439

Diversified Financial Services - 12.6%
European Investment Bank, Senior Notes	1.250%	5/15/18	3,750,000	3,749,445
Inter-American Development Bank, Senior Notes	1.125%	9/12/19	3,000,000	2,963,796
Kreditanstalt Fuer Wiederaufbau, Senior Notes	1.000%	6/11/18	3,115,000	3,104,319

Total Diversified Financial Services				9,817,560

TOTAL FINANCIALS				24,564,273

TOTAL CORPORATE BONDS & NOTES (Cost - $25,612,591)				25,619,768

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $77,007,174)				73,037,982

			SHARES
SHORT-TERM INVESTMENTS - 3.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $2,680,297)	0.634%		2,680,297	2,680,297

TOTAL INVESTMENTS - 97.1% (Cost - $79,687,471#)				75,718,279
Other Assets in Excess of Liabilities - 2.9%				2,222,829

TOTAL NET ASSETS - 100.0%				$77,941,108

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PLN	— Polish Zloty
ZAR	— South African Rand

See Notes to Schedule of Investments.

LEGG MASON BW INTERNATIONAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2017

At March 31, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	545,853	NOK	4,600,000	Barclays Bank PLC	4/10/17	$10,072
USD	212,570	NOK	1,800,000	Barclays Bank PLC	4/10/17	2,916
USD	263,891	NOK	2,200,000	Citibank N.A.	4/10/17	7,648
USD	209,768	NOK	1,800,000	Citibank N.A.	4/10/17	114
USD	288,350	NOK	2,400,000	Goldman Sachs Group Inc.	4/10/17	8,812
NOK	41,100,000	USD	4,783,770	HSBC Bank USA, N.A.	4/10/17	3,315
USD	424,099	NOK	3,600,000	JPMorgan Chase & Co.	4/10/17	4,792
NZD	3,900,000	USD	2,700,692	Barclays Bank PLC	4/21/17	32,004
NZD	560,000	USD	401,285	HSBC Bank USA, N.A.	4/21/17	(8,898)
NZD	480,000	USD	346,497	HSBC Bank USA, N.A.	4/21/17	(10,165)
USD	3,649,251	NZD	5,130,000	Morgan Stanley & Co. Inc.	4/21/17	54,704
NZD	190,000	USD	137,633	National Australia Bank Ltd.	4/21/17	(4,502)
USD	266,725	JPY	30,000,000	Citibank N.A.	5/2/17	(3,013)
USD	311,078	JPY	35,000,000	Goldman Sachs Group Inc.	5/2/17	(3,616)
JPY	932,000,000	USD	8,235,762	JPMorgan Chase & Co.	5/2/17	144,097
USD	253,000	JPY	29,000,000	JPMorgan Chase & Co.	5/2/17	(7,746)
USD	646,619	JPY	73,000,000	Morgan Stanley & Co. Inc.	5/2/17	(9,744)
USD	375,955	JPY	43,000,000	National Australia Bank Ltd.	5/2/17	(10,669)
USD	580,165	JPY	65,000,000	National Australia Bank Ltd.	5/2/17	(4,267)
USD	244,627	JPY	27,000,000	National Australia Bank Ltd.	5/2/17	1,862
USD	3,461,898	EUR	3,230,000	Citibank N.A.	5/10/17	10,522
EUR	440,000	USD	477,068	HSBC Bank USA, N.A.	5/10/17	(6,911)
EUR	500,000	USD	528,748	UBS AG	5/10/17	5,521
USD	137,641	EUR	130,000	UBS AG	5/10/17	(1,268)
CLP	2,770,000,000	USD	4,094,907	HSBC Bank USA, N.A.	5/12/17	95,055
USD	4,247,163	CLP	2,770,000,000	HSBC Bank USA, N.A.	5/12/17	57,201
NOK	20,600,000	USD	2,474,712	HSBC Bank USA, N.A.	5/15/17	(74,511)
USD	262,455	AUD	350,000	HSBC Bank USA, N.A.	5/17/17	(4,739)
USD	374,497	AUD	490,000	HSBC Bank USA, N.A.	5/17/17	426
AUD	3,710,000	USD	2,826,649	Morgan Stanley & Co. Inc.	5/17/17	5,605
USD	148,768	SEK	1,300,000	Citibank N.A.	6/5/17	3,269
SEK	56,500,000	USD	6,271,054	HSBC Bank USA, N.A.	6/5/17	52,563
USD	367,183	SEK	3,300,000	Morgan Stanley & Co. Inc.	6/5/17	(2,161)
USD	617,786	SEK	5,400,000	National Australia Bank Ltd.	6/5/17	13,405
USD	188,899	SEK	1,700,000	UBS AG	6/5/17	(1,369)
GBP	7,450,000	USD	9,155,268	Citibank N.A.	6/9/17	193,144
USD	732,012	GBP	600,000	Citibank N.A.	6/9/17	(20,880)
USD	378,092	GBP	300,000	HSBC Bank USA, N.A.	6/9/17	1,646
GBP	240,000	USD	293,521	National Australia Bank Ltd.	6/9/17	7,636
USD	424,565	GBP	340,000	National Australia Bank Ltd.	6/9/17	(2,074)
INR	309,000,000	USD	4,586,509	Barclays Bank PLC	6/21/17	122,696
USD	341,398	INR	23,000,000	Barclays Bank PLC	6/21/17	(9,125)
USD	484,775	INR	32,000,000	Barclays Bank PLC	6/21/17	(2,910)

Total						$650,457

Abbreviations used in this table:

AUD	— Australian Dollar
CLP	— Chilean Peso
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW International Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$47,418,214	—	$47,418,214
Corporate Bonds & Notes	—	25,619,768	—	25,619,768

Total Long-Term Investments	—	73,037,982	—	73,037,982

Short-Term Investments†	$2,680,297	—	—	2,680,297

Total Investments	$2,680,297	$73,037,982	—	$75,718,279

Other Financial Instruments:
Forward Foreign Currency Contracts	—	839,025	—	839,025

Total	$2,680,297	$73,877,007	—	$76,557,304

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$188,568	—	$188,568

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At March 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,999,769
Gross unrealized depreciation	(5,968,961)

Net unrealized depreciation	$(3,969,192)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	May 24, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 24, 2017